Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ 493,309	¥ (335,333)
Equity in earnings of equity method investees—net	(186,906)	(216,085)
Interest income on Loans, including fees	(1,201,227)	(851,515)
Other non-interest income	(38,856)	(93,305)
Other non-interest expenses	(156,407)	(122,844)
Income (loss) before income tax expense (benefit)	(1,291,685)	1,050,529
Income tax expense (benefit)	(340,290)	293,696
Net income (loss) before attribution of noncontrolling interests	(951,395)	756,833
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income tax expense (benefit)	(276,752)	50,191
Income tax expense (benefit)	(82,443)	15,330
Net income (loss) before attribution of noncontrolling interests	(194,309)	34,861
Amount reclassified out of Accumulated OCI | Net gains on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(9,738)	(43,692)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	299,281	0
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	6,521	(100)
Income (loss) before income tax expense (benefit)	(296,064)	43,792
Income tax expense (benefit)	(88,081)	13,390
Net income (loss) before attribution of noncontrolling interests	(207,983)	30,402
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net	89	329
Income (loss) before income tax expense (benefit)	(89)	(329)
Income tax expense (benefit)	(27)	(101)
Net income (loss) before attribution of noncontrolling interests	(62)	(228)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income tax expense (benefit)	6,701	6,748
Income tax expense (benefit)	1,662	1,691
Net income (loss) before attribution of noncontrolling interests	5,039	5,057
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(5,173)	(5,589)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	(1,528)	(1,159)
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	4,165	3,425
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(2,469)	(2,161)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(2,139)	(2,706)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income tax expense (benefit)	443	1,442
Income tax expense (benefit)	250	798
Net income (loss) before attribution of noncontrolling interests	193	644
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income	(12,257)	1,462
Income (loss) before income tax expense (benefit)	12,257	(1,462)
Income tax expense (benefit)	3,753	(448)
Net income (loss) before attribution of noncontrolling interests	¥ 8,504	¥ (1,014)